Property, Plant and Equipment, Net (Tables)	12 Months Ended
Mar. 31, 2023
Property, Plant and Equipment, Net [Abstract] [Standard Label]
Schedule of Property, Plant and Equipment, Net	Property, plant and equipment, net consists of the following:
	Estimated	As of March 31,
	Useful Life	2022	2023	2023
	(in years)	(INR)	(INR)	(US$)
	(In million)
Plant and machinery (solar power plants)	25-35	135,580	150,631	1832.7
Leasehold improvements — solar power plant	25-35	6,297	6,091	74.1
Furniture and fixtures	5	13	10	0.1
Vehicles	5	83	88	1.1
Office equipment	1-5	125	135	1.6
Computers	3	102	114	1.4
Leasehold improvements — office	1-3	152	152	1.8
		142,352	157,221	1,912.8
Less: Accumulated depreciation		15,758	19,685	239.5
Less: Accumulated impairment		2,802	3,368	41.0
		123,792	134,168	1,632.3
Freehold land*		3,224	3,748	45.6
Construction in progress		17,316	5,723	69.7
Total		144,332	143,639	1,747.6

* Also see note 27. “Whistle-blower Allegations and Special Committee Investigation” for adjustment towards payment made to land aggregators.